Share-based compensation - Additional Information (Details) - CNY (¥)		12 Months Ended
	Jun. 12, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jan. 20, 2022
Vesting Period Schedule [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period		140,000
Share-based compensation expenses		¥ 0	¥ 0	¥ 12,880,986
2022 Equity Incentive Plan
Vesting Period Schedule [Line Items]
Share-based compensation expenses				12,880,986
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan
Vesting Period Schedule [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant					470,000
Shares issued, price per share					¥ 1
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period	470,000
Share-based compensation expenses				¥ 9,950,899